ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Details)	12 Months Ended
Dec. 31, 2023
Subsidiaries | Beijing Jianghe Cloud Industrial Internet Technology Co., Ltd.("Jianghe Industrial")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Subsidiaries | Beijing Xunneng Digital Industry Empowerment Center Co., Ltd.("BJ Xunneng")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Subsidiaries | Huailai Hulianyun Technology Co., Ltd. (Huailai Hulianyun)
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Subsidiaries | VNET Technology Development (Suzhou) Co., Ltd. (Suzhou Technology)
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Subsidiaries | Tongyun Internet (Beijing) Cloud Computing Technology Co., Ltd. (Tongyun BJ)
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Group Limited ("VNET HK") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Data Center Co., Ltd. ("VNET China") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET (Foshan) Technology Co., Ltd. ("FS Technology") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Anhui Suzhou Technology Co., Ltd. ("SZ Technology") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Hangzhou Information Technology Co., Ltd. ("HZ Technology") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Mobile Limited ("VNET Mobile") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
WiFire Group Inc. ("WiFire Group") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Joytone Infotech Co., Ltd. ("SZ Zhuoaiyi") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Ventures Limited ("Ventures") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Abitcool (China) Broadband Inc. ("aBitCool DG") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Diyixian.com Limited ("Diyixian.com") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET Zhuhai Financial Leasing Co., Ltd. ("Zhuhai Financial Leasing") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
VNET DRP Investment Holdings Limited ("DRP investment") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shihua DC Investment Holdings Limited | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
VNET (Xi’an) Technology Co., Ltd. ("Xi’an Tech") [Member] | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Foshan Zhuoyi Intelligence Date Co., Ltd. ("FS Zhuoyi") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Beijing Hongyuan Network Technology Co., Ltd | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Dermot Holding Limited | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shanghai Waigaoqiao Free Trade Zone Hongming Logistics Co., Ltd. ("Hongming Logistics") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shanghai Edge Connect Technology Co., Ltd. ("SH Edge Connect") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Beijing Jianghe Cloud Technology Co.,Ltd. ("BJ JHC") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Beijing Shuntou Green Energy Data Technology Co.,Ltd. ("BJ ST") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Jiwa Senlin (Beijing) Engineering Co.,Ltd.( "Jiwa Engineering BJ") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Zhongke Zijing Technology Co., Ltd. ("Zhongke Zijing") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Gu'an Junhui Network Technology Co., Ltd. ("Gu'an Junhui") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shenzhen Diyixian Telecommunication Co., Ltd | Variable Interest Entity, Primary Beneficiary
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	20.00%
Shanghai Hesheng Data System Co., Ltd. ("SH Hesheng") | Subsidiaries | Beijing Jianghe Shuzhi Technology Co., Ltd.
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shanghai Edge Blue Cloud Network Technology Co., Ltd. | Subsidiaries | Jianghe Chuangke (Beijing) Technology Co., Ltd.("Jianghe Chuangke")
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%